Financial results	6 Months Ended
Jun. 30, 2025
Notes and other explanatory information [abstract]
Financial results

6. Financial results

		Three-month period ended June 30,		Six-month period ended June 30,
	Notes	2025	2024	2025	2024
Financial income
Short-term investments		95	75	193	156
Other		17	3	35	31
		112	78	228	187
Financial expenses
Loans and borrowings interest	9(c)	(230)	(203)	(450)	(369)
Bond premium repurchase	9(c)	–	–	(44)	–
Interest on supplier finance arrangements		(43)	(44)	(82)	(90)
Interest on REFIS		(24)	(23)	(42)	(51)
Interest on lease liabilities	22	(8)	(14)	(16)	(28)
Other		(99)	(81)	(152)	(166)
		(404)	(365)	(786)	(704)
Other financial items, net
Foreign exchange and indexation gains (losses), net		28	(253)	(324)	(626)
Participative shareholders' debentures	20	(117)	(241)	(79)	(77)
Derivative financial instruments, net	18	548	(471)	1,313	(469)
		459	(965)	910	(1,172)
Total		167	(1,252)	352	(1,689)